Schedule of Investments (unaudited) October 31, 2020	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.5%
Health Care Authority of the City of Huntsville, RB
Series B1, 4.00%, 06/01/45	$320	$352,397
Series B1, (AGM), 3.00%, 06/01/50	1,375	1,383,759
Selma Industrial Development Board, RB, Series A, 5.38%, 12/01/35	420	438,870

		2,175,026

Arizona — 1.6%
Arizona Industrial Development Authority, Refunding RB, Series A, 5.38%, 07/01/50(a)	1,185	1,259,726
Industrial Development Authority of the City of Phoenix, Refunding RB, Series A, 5.00%, 07/01/35(a)	275	291,307
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/49(a)	350	346,647
Maricopa County Industrial Development Authority, Refunding RB, Series A, 4.13%, 09/01/38	320	367,738

		2,265,418

California — 11.2%
California Health Facilities Financing Authority, Refunding RB
Series A, 4.00%, 03/01/39	890	964,564
Series A, 4.00%, 04/01/45	295	324,724
California School Finance Authority, Refunding RB,
Series A, 5.00%, 07/01/51(a)	1,200	1,311,756
California State Public Works Board, RB
Series F, 5.25%, 09/01/33	610	686,811
Series I, 5.50%, 11/01/31	2,100	2,403,807
Series I, 5.50%, 11/01/33	1,500	1,715,565
California Statewide Communities Development Authority, Refunding RB(a)
Series A, 5.00%, 06/01/36	990	1,005,493
Series A, 5.00%, 06/01/46	1,220	1,224,514
Golden State Tobacco Securitization Corp., Refunding RB, Series A-2, 5.00%, 06/01/47	475	487,331
Kern Community College District, GO, Series C, 5.50%, 11/01/23(b)	1,185	1,368,296
Regents of the University of California Medical Center Pooled Revenue, Refunding RB
Series J, 5.25%, 05/15/23(b)	2,165	2,435,365
Series J, 5.25%, 05/15/38	615	680,651
State of California, GO, 6.00%, 03/01/33	660	661,986
Washington Township Health Care District, GO, Series B, 5.50%, 08/01/40	460	511,295

		15,782,158

Colorado — 2.0%
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(a)	250	253,483
City & County of Denver Colorado Airport System Revenue, ARB, Series B, 5.25%, 11/15/32	1,750	1,972,390
City & County of Denver Colorado, RB, CAB, Series A-2, 0.00%, 08/01/38(c)	1,000	553,720

		2,779,593

Florida — 6.6%
Celebration Pointe Community Development District, SAB(a)
5.00%, 05/01/32	215	235,352
5.00%, 05/01/48	530	565,219

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Seaport Department, ARB, Series A, 6.00%, 10/01/38	$5,675	$6,402,932
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/46	635	245,466
Series A-2, 0.00%, 10/01/47	610	227,304
Series A-2, 0.00%, 10/01/48	430	153,424
Series A-2, 0.00%, 10/01/49	355	122,184
Lakewood Ranch Stewardship District, SAB
5.25%, 05/01/37	180	195,489
5.38%, 05/01/47	185	199,822
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(b)	875	985,521

		9,332,713

Georgia — 4.1%
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	2,320	3,209,720
Municipal Electric Authority of Georgia, RB
4.00%, 01/01/49	705	783,184
4.00%, 01/01/59	1,335	1,472,839
Municipal Electric Authority of Georgia, Refunding RB, Sub-Series A, 4.00%, 01/01/49	260	287,628

		5,753,371

Illinois — 18.5%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	700	736,617
Series D, 5.00%, 12/01/46	880	908,719
Series H, 5.00%, 12/01/46	215	225,804
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	295	326,291
Series D, 5.00%, 12/01/27	400	449,272
Series F, 5.00%, 12/01/23	290	310,341
Series G, 5.00%, 12/01/34	215	230,981
Chicago O’Hare International Airport, ARB, Series C, 3rd Lien, 6.50%, 01/01/21(b)	4,345	4,388,624
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(b)	3,810	4,014,194
Cook County Community College District No.508, GO
5.50%, 12/01/38	580	609,040
5.25%, 12/01/43	2,660	2,747,567
Illinois Finance Authority, RB, Series A, 6.00%, 08/15/41	1,750	1,816,395
Illinois Finance Authority, Refunding RB, Series A, 4.00%, 05/15/50	340	373,714
Metropolitan Pier & Exposition Authority, RB
Series A, 5.50%, 06/15/53	280	303,036
Series A, 5.00%, 06/15/57	1,045	1,123,647
Metropolitan Pier & Exposition Authority, RB, CAB, (BAM), 0.00%, 12/15/56(c)	2,165	522,566
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	470	474,263
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, 0.00%, 12/15/54(c)	3,020	654,615
Railsplitter Tobacco Settlement Authority, RB(b)
5.50%, 06/01/21	1,055	1,086,766
6.00%, 06/01/21	300	309,978
State of Illinois, GO
5.25%, 02/01/31	730	763,974
5.25%, 02/01/32	1,500	1,559,580

1

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
State of Illinois, GO (continued)
5.50%, 07/01/33	$1,500	$1,569,015
5.50%, 07/01/38	340	351,115
Series D, 5.00%, 11/01/28	165	177,743
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/27	60	66,350

		26,100,207

Indiana — 1.1%
County of Allen Indiana, RB(a)
Series A-1, 6.63%, 01/15/34	125	117,370
Series A-1, 6.75%, 01/15/43	185	174,846
Series A-1, 6.88%, 01/15/52	375	352,530
Indiana Finance Authority, Refunding RB, 4.75%, 03/01/32	500	514,155
Town of Chesterton Indiana, RB, Series A-1, 6.38%, 01/15/51(a)	520	460,127

		1,619,028

Iowa — 1.2%
Iowa Finance Authority, Refunding RB
5.25%, 12/01/25	625	663,631
Series B, 5.25%, 12/01/50(d)	905	957,870

		1,621,501

Kansas — 0.4%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	475	494,955

Louisiana — 0.8%
Louisiana Local Government Environmental Facilities & Community Development Auth, RB, Series A-1, 6.50%, 11/01/35	1,095	1,099,303

Maine — 1.2%
Maine Health & Higher Educational Facilities Authority, RB, 7.50%, 07/01/32	680	697,313
Maine State Housing Authority, RB, S/F Housing, Series G, 2.38%, 11/15/40(e)	985	973,190

		1,670,503

Maryland — 0.5%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	135	136,341
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	520	560,960

		697,301

Massachusetts — 1.5%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	790	870,027
Massachusetts Development Finance Agency, Refunding RB
5.00%, 01/01/45	375	401,715
Series C, (AGM), 4.00%, 10/01/45	430	482,357
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.25%, 07/01/36	300	308,580

		2,062,679

Michigan — 0.9%
Grand Traverse County Hospital Finance Authority, RB, Series A, 5.00%, 07/01/44	1,110	1,316,582

Security	Par (000)	Value

Minnesota — 4.0%
City of Minneapolis Minnesota, Refunding RB, Series A, 5.00%, 11/15/49	$1,790	$2,078,136
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	2,665	2,902,612
Series A, 5.25%, 02/15/58	560	653,537

		5,634,285

Montana — 0.1%
City of Kalispell Montana, Refunding RB, Series A, 5.25%, 05/15/37	125	127,008

New Jersey — 9.5%
Casino Reinvestment Development Authority, Inc., Refunding RB, 5.25%, 11/01/39	265	271,111
New Jersey Economic Development Authority, RB, Series EEE, 5.00%, 06/15/43	2,030	2,278,046
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/46	1,045	1,161,549
Series AA, 5.50%, 06/15/39	2,245	2,411,152
Series S, 5.25%, 06/15/43	1,145	1,307,441
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48	640	713,472
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	630	761,846
Series A, 5.25%, 06/01/46	1,515	1,771,899
Sub-Series B, 5.00%, 06/01/46	2,455	2,772,063

		13,448,579

New York — 17.6%
City of New York New York, GO
Series C, 5.00%, 08/01/42	640	788,410
Series D-1, 4.00%, 03/01/44	515	578,185
Hudson Yards Infrastructure Corp., RB
5.75%, 02/15/21(b)	1,005	1,020,598
5.75%, 02/15/47	615	622,472
Metropolitan Transportation Authority, RB, Series A, 5.25%, 11/15/21(b)	500	525,760
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/22	400	410,160
Series C-1, 4.75%, 11/15/45	2,350	2,489,308
Monroe County Industrial Development Corp., Refunding RB(e)
4.00%, 12/01/38	205	226,968
4.00%, 12/01/46	195	212,105
New York City Housing Development Corp., RB, M/F Housing
Series A, 3.00%, 11/01/55	1,260	1,277,375
Series H, 2.55%, 11/01/45	925	902,023
New York City Housing Development Corp., Refunding RB, M/F Housing, Series D-1-B, (FHA), 2.50%, 11/01/55	1,500	1,401,960
New York City Industrial Development Agency, Refunding RB
(AGM), 3.00%, 03/01/49	740	745,883
3.00%, 03/01/49	620	604,457
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series B-1, 4.00%, 11/01/45	5,000	5,608,150
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(a)	900	904,140

2

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	$465	$527,031
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/45	1,065	1,201,991
Port Authority of New York & New Jersey, ARB
4.00%, 09/01/45	2,500	2,808,350
4.00%, 09/01/49	1,500	1,681,530
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	265	279,095

		24,815,951

North Carolina — 0.2%
North Carolina Medical Care Commission, RB, Series A, 4.00%, 10/01/45	255	269,112

Ohio — 3.0%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	1,875	1,994,963
County of Hamilton Ohio, Refunding RB, 4.00%, 08/15/50	665	745,851
Ohio Turnpike & Infrastructure Commission, RB, Series A-1, Junior Lien, 5.25%, 02/15/31	1,385	1,527,627

		4,268,441

Oklahoma — 1.1%
Oklahoma Development Finance Authority, RB, Series B, 5.25%, 08/15/48	560	644,470
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	850	892,925

		1,537,395

Oregon — 0.2%
Clackamas County School District No.12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	575	306,015

Pennsylvania — 2.5%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(a)	420	435,372
Bristol Township School District, GO, 5.25%, 06/01/37	1,530	1,683,337
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	660	748,730
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.63%, 12/01/20(b)	700	702,940

		3,570,379

Puerto Rico — 6.5%
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	620	625,964
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	1,135	1,152,036
Series A, Senior Lien, 5.13%, 07/01/37	325	329,934
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB
Series A, Senior Lien, 6.00%, 07/01/38	335	335,573
Series A, Senior Lien, 6.00%, 07/01/44	610	610,970
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	829	869,074
Series A-1, Restructured, 5.00%, 07/01/58	3,029	3,221,463
Series A-2, Restructured, 4.33%, 07/01/40	420	432,319

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-2, Restructured, 4.78%, 07/01/58	$770	$808,415
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	2,949	848,014

		9,233,762

Rhode Island — 2.2%
Tobacco Settlement Financing Corp., Refunding RB
Series B, 4.50%, 06/01/45	2,870	2,992,463
Series B, 5.00%, 06/01/50	125	133,341

		3,125,804

South Carolina — 5.6%
County of Charleston South Caolina, ARB, 5.25%, 12/01/38	1,825	2,059,950
South Carolina Jobs-Economic Development Authority, RB, 5.00%, 01/01/40(a)	385	359,582
South Carolina Jobs-Economic Development Authority, Refunding RB
Series A, 5.00%, 05/01/43	950	1,099,654
Series A, 5.00%, 05/01/48	565	648,869
South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	1,500	1,663,635
South Carolina Public Service Authority, Refunding RB
Series A, 3.00%, 12/01/41(e)	295	297,180
Series A, 5.00%, 12/01/50	210	234,410
Series A, 5.00%, 12/01/55	465	519,056
Series E, 5.25%, 12/01/55	945	1,078,746

		7,961,082

South Dakota — 0.6%
South Dakota Health & Educational Facilities Authority, Refunding RB, Series A, 4.00%, 09/01/50	720	787,874

Tennessee — 0.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.25%, 10/01/58	355	384,216
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Refunding RB, Series A, 4.00%, 10/01/49	240	231,118

		615,334

Texas — 5.2%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.00%, 01/01/21(b)	2,560	2,584,192
City of Beaumont Texas, GO, 5.25%, 03/01/23(b)	1,140	1,269,527
North Texas Tollway Authority, RB, Series A, 5.50%, 09/01/21(b)	1,500	1,564,665
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	285	321,734
Red River Education Finance Corp., RB, 5.25%, 03/15/23(b)	520	580,060
Texas Transportation Commission, RB, Series A, 5.00%, 08/01/57	235	268,076
Texas Transportation Commission, RB, CAB(c)
0.00%, 08/01/41	1,000	417,920
0.00%, 08/01/42	875	346,360

		7,352,534

3

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia — 1.7%
Ballston Quarter Community Development Authority, TA
Series A, 5.00%, 03/01/26	$240	$241,159
Series A, 5.13%, 03/01/31	470	460,741
Henrico County Economic Development Authority, Refunding RB, 4.00%, 10/01/45(e)	160	171,366
Lexington Industrial Development Authority, RB, 5.00%, 01/01/22(b)	425	448,299
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,010	1,009,980

		2,331,545

Washington — 1.0%
Washington State Housing Finance Commission, Refunding RB, 5.00%, 01/01/48(a)	1,405	1,477,582

West Virginia — 0.4%
City of Martinsburg West Verginia, RB, M/F Housing, Series A-1, 4.63%, 12/01/43	570	615,480

Wisconsin — 0.7%
Public Finance Authority, RB, Series A, 5.00%, 11/15/41	75	87,509
Public Finance Authority, Refunding RB
5.25%, 05/15/52(a)	735	746,569
Series A, 3.00%, 01/01/50	100	94,305

		928,383

Total Municipal Bonds — 115.6% (Cost: $152,351,551)		163,176,883

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California — 1.5%
Fremont Union High School District, Refunding GO, Series A, 4.00%, 08/01/46	1,839	2,085,734

Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/49(g)	1,480	1,592,317

District of Columbia — 4.7%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	1,051	1,174,350
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, (AGM), 4.00%, 10/01/53	5,008	5,464,262

		6,638,612

Florida — 1.6%
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45(g)	2,151	2,284,707

Georgia — 0.8%
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	1,025	1,128,002

Idaho — 1.5%
Idaho State Building Authority, RB, Series A, 4.00%, 09/01/48	1,900	2,106,207

Illinois — 1.0%
Illinois State Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	1,244	1,417,969

Security	Par (000)	Value

Iowa — 1.2%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46	$1,605	$1,716,724

Massachusetts — 1.9%
Massachusetts Housing Finance Agency, RB, Series A-1, (FHA), 3.10%, 06/01/60	2,642	2,674,724

Michigan — 3.5%
Michigan Finance Authority, RB, 4.00%, 02/15/47	1,684	1,875,621
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.15%, 10/01/53	2,883	3,115,301

		4,990,922

New Jersey — 1.8%
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.25%, 06/15/36(g)	2,481	2,578,416

New York — 7.5%
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	2,070	2,296,086
New York City Water & Sewer System, Refunding RB, Series FF, 5.00%, 06/15/45	2,499	2,651,318
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	3,375	3,525,730
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(g)	1,980	2,077,192

		10,550,326

North Carolina — 0.8%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B, (FHLMC, FNMA, GNMA), 4.00%, 01/01/48	997	1,058,409

Pennsylvania — 6.8%
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49(g)	4,997	5,490,750
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,514	1,798,779
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B-2, (AGM), 5.00%, 06/01/35	1,830	2,223,487

		9,513,016

Rhode Island — 1.7%
Rhode Island Health and Educational Building Corp., RB, Series A, 4.00%, 09/15/47	2,207	2,410,579

Texas — 1.5%
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 3.63%, 09/01/44	1,140	1,231,601
Series A, (GNMA), 3.75%, 09/01/49	809	873,924

		2,105,525

Virginia(g) — 2.6%
Hampton Roads Transportation Accountability Commission, RB
Series A, Senior Lien, 5.50%, 07/01/57	1,473	1,785,484
Series A, Senior Lien, 4.00%, 07/01/60	1,680	1,893,108

		3,678,592

West Virginia — 1.3%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(g)	1,671	1,877,273

4

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 2.5%
Wisconsin Housing & Economic Development Authority, RB, M/F Housing
Series A, 4.10%, 11/01/43	$1,436	$1,573,360
Series A, 4.45%, 05/01/57	1,794	1,966,735

		3,540,095

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 45.3% (Cost: $60,684,672)		63,948,149

Total Long-Term Investments — 160.9% (Cost: $213,036,223)		227,125,032

	Shares

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(h)(i)	493,462	493,511

Total Short-Term Securities — 0.3% (Cost: $493,511)		493,511

Total Investments — 161.2% (Cost: $213,529,734)		227,618,543

Other Assets Less Liabilities — 0.5%		652,903

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (25.1)%		(35,373,722)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (36.6)%		(51,726,677)

Net Assets Applicable to Common Shares — 100.0%		$141,171,047

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	When-issued security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between December 15, 2020 to July 1, 2028, is $11,344,266.

(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$2,116,934	$—	$(1,623,167	)(a)	$(256)	$—	$493,511	493,462	$127	$—

(a)	Represents net amount purchased (sold).

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

5

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Municipal Income Investment Trust (BBF)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	46	12/21/20	$6,358	$35,155
U.S. Long Treasury Bond	26	12/21/20	4,484	55,317

				$90,472

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$163,176,883	$—	$163,176,883
Municipal Bonds Transferred to Tender Option Bond Trusts	—	63,948,149	—	63,948,149
Short-Term Securities
Money Market Funds	493,511	—	—	493,511

	$493,511	$227,125,032	$—	$227,618,543

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$90,472	$—	$—	$90,472

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(35,361,155)	$—	$(35,361,155)
VRDP Shares at Liquidation Value	—	(52,000,000)	—	(52,000,000)

	$—	$(87,361,155)	$—	$(87,361,155)

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Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Municipal Income Investment Trust (BBF)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

TA	Tax Allocation

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